Statements of Shareholders' Equity - USD ($) $ in Thousands	Total	Ordinary shares		Additional paid in capital	Accumulated other comprehensive income (loss)	Retained earnings	Preferred A-1 shares
Balance at Dec. 31, 2013	$ 15,608	$ 22		$ 11,867	$ 37	$ 3,650	$ 32
Balance, shares at Dec. 31, 2013		8,953,565					1,927,140
Exercise of options	6		[1]	6
Exercise of options, shares		19,659
Share-based compensation	897			897
Other comprehensive income/loss	(183)				(183)
Net income	3,023					3,023
Balance at Dec. 31, 2014	19,351	$ 22		12,770	(146)	6,673	$ 32
Balance, shares at Dec. 31, 2014		8,973,224					1,927,140
Exercise of options	421	$ 1		420
Exercise of options, shares		528,984
Share-based compensation	2,383			2,383
Conversion of preferred shares		$ 32					$ (32)
Conversion of preferred shares, shares		12,628,741					(1,927,140)
Issuance of ordinary shares in initial public offering, net of issuance expenses in an amount of 2,415	73,519	$ 21		73,498
Issuance of ordinary shares in initial public offering, net of issuance expenses in an amount of 2,415, shares		8,165,000
Other comprehensive income/loss	(137)				(137)
Net income	4,725					4,725
Balance at Dec. 31, 2015	100,262	$ 76		89,071	(283)	11,398
Balance, shares at Dec. 31, 2015		30,295,949
Exercise of options	$ 960	$ 2		958
Exercise of options, shares	693,923	693,924
Share-based compensation	$ 2,993			2,993
Tax benefit related to exercise of stock options	71			71
Fair value of warrants deducted from revenues, net of issuance expenses in the amount of $157	1,873			1,873
Other comprehensive income/loss	201				201
Net income	828					828
Balance at Dec. 31, 2016	$ 107,188	$ 78		$ 94,966	$ (82)	$ 12,226
Balance, shares at Dec. 31, 2016		30,989,873

[1]	Represents an amount lower than $1.